SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 08, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Description of reverse stock split	1-for-5 reverse stock split
Common stock, shares issued	5	32,053,784		31,776,245	27,942,806
Common stock, shares outstanding	5	32,053,784		31,776,245	27,942,806
Preferred stock, shares issued	5	400,000		400,000	400,000
Preferred stock, shares outstanding	5	400,000		400,000	400,000
Impairment of long-lived assets				$ 0	$ 0
Estimated cost of purchase on property and equipment		$ 500		500
Advertising Expense		1,336	$ 90,696	139,764	197,763
Research and development expenses			$ 666	$ 2,610	$ 10,597
Options, Warrants, Stock Payable and Convertible Debts [Member]
Property, Plant, and Equipment [Line Items]
Number of shares issuable		7,992,335	2,924,258	3,527,275	19,016,807
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives		3 years		3 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives		10 years		10 years